Schedule I - Investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	$ 6,589.3
Amount at which shown at the balance sheet	6,741.5
Privately-held Investments	286.8	$ 475.0
Other Investments	267.2	209.3
Fair Value, Recurring [Member] | Apollo originating partnership
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Privately-held Investments	73.6
Fair Value, Recurring [Member] | Apollo real estate fund
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Other Investments	78.6
Fair Value, Recurring [Member] | Apollo originating partnership
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Privately-held Investments	73.6	$ 112.4
U.S. government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	1,767.7
Fair Value	1,741.9
Amount at which shown at the balance sheet	1,741.9
U.S. agency
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	7.5
Fair Value	7.2
Amount at which shown at the balance sheet	7.2
Municipal
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	85.8
Fair Value	83.9
Amount at which shown at the balance sheet	83.9
Corporate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	2,200.8
Fair Value	2,137.5
Amount at which shown at the balance sheet	2,137.5
High yield loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	101.7
Fair Value	102.4
Amount at which shown at the balance sheet	102.4
Non-U.S. government-backed corporate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	135.7
Fair Value	134.1
Amount at which shown at the balance sheet	134.1
Non-U.S. government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	272.6
Fair Value	271.2
Amount at which shown at the balance sheet	271.2
Asset-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	767.7
Fair Value	770.8
Amount at which shown at the balance sheet	859.7
Asset-backed | Fair Value, Recurring [Member] | Apollo originating partnership
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Other Investments	88.9
Non-agency commercial mortgage-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	5.0
Fair Value	4.4
Amount at which shown at the balance sheet	4.4
Agency mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	635.0
Fair Value	549.8
Amount at which shown at the balance sheet	549.8
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	5,979.5
Fair Value	5,803.2
Amount at which shown at the balance sheet	5,892.1
Short-term investments — Available for sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	262.9
Fair Value	262.9
Amount at which shown at the balance sheet	262.9
Catastrophe bonds, trading
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	1.0
Fair Value	1.0
Amount at which shown at the balance sheet	1.0
Privately-held investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost	312.0
Fair Value	237.4
Amount at which shown at the balance sheet	311.0
Equity Method Investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	7.3
Amount at which shown at the balance sheet	7.3
Other investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	188.6
Amount at which shown at the balance sheet	$ 267.2